Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Ten:
Personal Retirement Manager Series III

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Ten:
Personal Retirement Manager Series III

Supplement dated July 24, 2024 to the variable annuity prospectus dated May 1, 2024 and the updating summary prospectus dated April 29, 2024
This supplement to the variable annuity prospectus and updating summary prospectus outlines changes related to:
Appendix A - Funds Available Under the Contract
All other provisions outlined in the variable annuity prospectus and updating summary prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
Effective July 15, 2024, the following actions took place:
•Franklin Advisers, Inc. is added as a Subadviser for Putnam VT Core Equity Fund, Putnam VT Large Cap Growth Fund, and Putnam VT Large Cap Value Fund.
This supplement should be retained for future reference.

HV-8140